M FUND, INC. (THE "COMPANY")
                        PROSPECTUS DATED APRIL 30, 2004
                     SUPPLEMENT DATED AS OF APRIL 30, 2004


BRANDES INTERNATIONAL EQUITY FUND (THE "FUND")

Please note that the table on page 6 of the Company's Prospectus shows the Fund's average annual total returns for the One Year, Five Years and Since Fund Started periods ended December 31, 2003.